INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORY
Schedule of inventory
	December 31, 2017	December 31, 2016	December 31, 2015
Raw materials	$175,487	$83,934	$492,785
Work in progress	171,599	62,040	88,856
Finished goods	51,470	50,749	16,495

	$398,556	$196,723	$598,136